Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities		¥ 27,070,710	¥ 30,648,761
Agency mortgage-backed securities | Debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	[1]	821,730	960,874
Agency mortgage-backed securities | Debt securities | U.S. agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities		87,327	105,553
Agency mortgage-backed securities | Debt securities | Japanese agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities		734,403	855,321
Certificates of deposit ("CDs") and Asset-Backed Securities ("ABS") | Japanese government and corporate debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities		165,602	214,488
CDs, ABS, and collateral loan obligations ("CLO") | Foreign government and corporate debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities		¥ 142,543	¥ 178,055

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,553 million and ¥855,321 million, respectively, at March 31, 2014, and ¥87,327 million and ¥734,403 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.